Contract balances	12 Months Ended
Dec. 31, 2021
Contract Balances [Abstract]
Contract balances
7.	Contract balances

The following table provides information about contract assets, accounts receivable, deferred revenue and financial liabilities from contracts with customers.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Accounts receivable	52,866	67,620
Less: Allowance for doubtful debts (i)	(25,853)	(23,329)
Accounts receivable, net	27,013	44,291
Contract assets	6,194	5,323
Deferred revenue
-current	341,934	213,006
-non-current	46,927	35,546
Financial liabilities from contracts with customers	384,561	337,932

(i)	Changes in the allowance for doubtful accounts were as follows:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	1,751	25,853
Allowance made during the year	25,694	7,298
Write-off	(1,592)	(9,822)
At the end of the year	25,853	23,329

Significant changes in the balances of contract assets, deferred revenue and financial liabilities from contracts with customers are as follows.

(a) Contract assets

	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	7,824	6,194
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(6,194)
Contract assets recognized with the recognition of revenue during the year	5,754	5,323
At the end of the year	6,194	5,323

(b) Deferred revenue and financial liabilities from contracts with customers

	As of December 31,
	2020	2021
	RMB’000	RMB’000
At the beginning of the year	958,910	773,422
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(7,384)	(6,194)
Revenue recognized that was included in the contract liabilities and financial liabilities at the beginning of the year	(644,097)	(604,900)
Increase due to cash received, excluding amount recognized as revenue or refunded	465,993	424,156
At the end of the year	773,422	586,484

Reconciliation to the consolidated balance sheets

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred revenue	388,861	248,552
Financial liabilities	384,561	337,932